ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES	12 Months Ended
Dec. 31, 2018
Merger Information
ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES

NOTE 4 – ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES

a)Merger between Telecom Argentina (absorbing company for legal purposes) and Cablevisión (absorbed company for legal purposes)

On June 30, 2017, the Boards of Directors of Telecom Argentina S.A. and Cablevisión S.A. approved a pre-merger commitment whereby Telecom Argentina S.A., in its capacity as absorbing company, absorbed Cablevisión S.A., pursuant to the provisions of Sections 82 and 83 of the General Corporations Law No. 19,550 and subject to corporate and regulatory approvals (the "Merger"). The Ordinary and Extraordinary Shareholders’ Meeting of Telecom Argentina S.A. and the Extraordinary Shareholders’ Meeting of Cablevisión S.A. held on August 31, 2017 approved the pre-merger commitment and, in the case of Cablevisión S.A., its consequent dissolution on the Effective Date of the Merger and, in the case of Telecom Argentina S.A., the amendment of the Bylaws and the increase of its capital stock.

The purpose of the Merger was for the Company, in its capacity as surviving company under the merger, to offer in an efficient manner, in line with the national and international trend, technological products for media and telecommunications that converge the different separate or independent modalities in which voice, data, sound and video transmission wired and wireless services are provided, into a single product or a series of products to be provided to users as a whole, for its own benefit and for the benefit of the users and consumers of those multiple individual services. Both companies understood that their respective operating and technical structures were highly complementary and could be optimized through a structural consolidation, achieving synergies and efficiencies in the development of convergence products along with the demand of the market.

Pursuant to Section 83, subsection c) of the LGS, the parties have set the following exchange ratio: 1 common share of Cablevisión S.A. (either a Class A Share of Cablevisión S.A. or a Class B Share of Cablevisión S.A.) for each 9,871.07005 new shares of Telecom Argentina S.A. (the “Exchange Ratio”). This Exchange Ratio was deemed reasonable, from a financial standpoint, by the independent professional appraisers J.P Morgan Securities LLC and Lion Tree Advisors LLC.

On October 31, 2017, the parties subscribed the Final Merger Agreement pursuant to Section 83, subsection 4) of the LGS, subject to the regulatory authorization from the ENACOM requested by Telecom Argentina S.A. and Cablevisión S.A. on September 6, 2017. This authorization was granted through ENACOM Resolution No. 5,644-E/2017, notified to the Company on December 22, 2017.

Having all the conditions to which the Merger was subject been met under the terms of Section Seven of the Pre-Merger Commitment and the Final Merger Agreement, on January 1, 2018, the parties signed the Minutes regarding the Transfer of Operations of Cablevisión S.A. to Telecom Argentina S.A.

As a result, the Effective Date of the Merger is January 1, 2018 with the consequent change of control in the Company, being Cablevisión Holding S.A. the new controlling company.

On August 22, 2018, through Resolution RESFC 2018-19688-APN-DIR-CNV 2018, CNV conformed the Merger, the amendment of the bylaw of Telecom Argentina and its increase in capital stock as a result thereof. The Merger, the amendment of the bylaw and the increase of capital stock of Telecom Argentina were registered before the General Board of Corporations on August 30, 2018 under No. 16,345, L° 91, Tº Share Corporations.

In addition, on July 7, 2017, Cablevisión Holding S.A. accepted an offer for a call option granted by Fintech Advisory Inc. for the acquisition of an equity interest of 13.51% in Telecom Argentina (which represents approximately 6% of Telecom Argentina’s post-merger capital stock) for US$ 634,275,282 (the “Option”). The maximum term to exercise the Option was one year as from July 7, 2017. Likewise, CVH had to pay to Fintech Advisory Inc., within a term of thirty days as from July 7, 2017, an option premium of US$ 3,000,000, which was settled on July 2017.

On October 5, 2017, Cablevisión Holding S.A. made a prepayment of the aggregate exercise price under the Option for US$ 634,275,282. On December 27, 2017, Cablevisión Holding S.A. exercised the Option, choosing to receive, an additional equity interest in VLG of 21.55% (which represents an indirect interest of approximately 6% in Telecom as of the Merger Effective Date).

In addition, within the framework of the option agreement, its price was finally established at US$ 628,008,363.

Under the Pre-Merger Commitment and the Final Merger Agreement and the notice received from Fintech Telecom LLC (“Fintech Telecom”) and Fintech Media LLC (“Fintech Media”) on December 29, 2017 informing about a corporate reorganization process whereby Fintech Telecom absorbed Fintech Media and VLG Argentina Escindida LLC (a company spun off from VLG) under a merger by acquisition process effective as of the Effective Date of the Merger, the shares which issuance was decided upon by the Board of Directors of Telecom Argentina on the Effective Date of the Merger as a consequence of the Merger were delivered: i) to Fintech Telecom LLC: 342,861,748 Class “A” shares; ii) to Cablevisión Holding S.A.: 406,757,183 Class “D” shares; and iii) to VLG: 434,909,475 Class “D” shares.

According to the resolutions of the Ordinary and Extraordinary and Special General Class “C” Shareholders’ Meetings held on December 15, 2011 and in compliance with the court order (as informed in the notice served on December 19, 2018), 23,882 Class “C” shares were converted into the same number of Class “B” shares on December 28, 2018.

Consequently, the capital stock of Telecom Argentina as of December 31, 2018 is now composed as follows:

Class of Shares	Outstanding Shares	Treasury Stock	Total Capital Stock
Class “A”	683,856,600	—	683,856,600
Class “B”	627,953,887	15,221,373	643,175,260
Class “C”	210,866	—	210,866
Class “D”	841,666,658	—	841,666,658
Total	2,153,688,011	15,221,373	2,168,909,384

Fintech, controlling company of Telecom Argentina until December 31, 2017, a limited liability company incorporated in Delaware (United States of America), is a company fully and directly controlled by Fintech Advisory Inc. and its core business is the holding, directly and indirectly, of the interest in Telecom Argentina. Fintech Advisory Inc. is a company incorporated in Delaware (United States of America) fully controlled by Mr. David Martínez. Fintech Advisory Inc. is a company engaged in investing and managing equity interests and corporate and government debt securities, mainly in emerging markets.

CVH, controlling company of Telecom Argentina as from January 1, 2018, is an Argentine sociedad anónima, a corporation with limited liability incorporated in Argentina, which is mainly engaged in investing in businesses and stock companies existing or to be created, which are mainly engaged in rendering Information Technology and Communication Services (“ICT Services”) and Audiovisual Communication Services. Its controlling shareholder is GC Dominio S.A.

As from the Effective Date of the Merger, (i) all the assets and liabilities, including the assets subject to registration, licenses, rights and obligations that belong to Cablevisión S.A. are deemed to have been incorporated to the equity of Telecom Argentina S.A., (ii) Telecom Argentina S.A. continued with the operations of Cablevisión S.A., thus generating the corresponding operating, accounting and tax effects, (iii) the management and representation of Cablevisión S.A. was taken over by the management and representatives of Telecom Argentina S.A., iv) Cablevisión S.A. was dissolved without liquidation.

The Merger, the capital stock increase as a result of the Merger, and the amendment of the Bylaws of Telecom Argentina were administratively conformed by the CNV and later registered in the Public Registry of Commerce under the IGJ on August 30, 2018.

Resolution No. 374/2018 issued by the Secretary of Commerce - Approval of the merger between Telecom and Cablevisión

On June 29, 2018, through Resolution No. 374/2018, the Secretary of Commerce authorized under the terms of paragraph a), Article 13 of Law No. 25,156 the merger transaction whereby Telecom absorbed Cablevisión. In said resolution, as part of the approval of the merger, the Secretary of Commerce also (i) approved the assignment of 143,464 residential subscribers of the Internet service rendered by Telecom under the brand ARNET to Universo Net S.A. (the aforementioned assignment was completed during the third quarter of 2018), (ii) accepted the conduct undertaking filed by Telecom, Cablevisión, Cablevisión Holding and Fintech, whereby Telecom undertook to limit the integrated marketing of subscription television services by physical link with the mobile communications service until certain conditions are fulfilled, and (iii) accepted the conduct undertaking filed by Telecom, Cablevisión, Cablevisión Holding and Fintech, whereby Telecom undertook to offer the possibility that any current or new Internet service provider may provide the retail broadband service by leveraging the use of its copper network under ADSL technology under the terms described in said resolution.

The Merger was accounted for under the acquisition method, as described under IFRS 3 and as a reverse acquisition whereby Cablevisión (acquirer for accounting purposes) absorbs Telecom (acquiree for accounting purposes.)

Specific matters relating to the merger between Telecom Argentina and Cablevisión

Taking into consideration the information disclosed under Note 1.c), the merger between Telecom Argentina and Cablevisión was accounted for under the acquisition method, as described under IFRS 3 and as a reverse acquisition whereby Cablevisión (acquirer for accounting purposes) absorbs Telecom (acquiree for accounting purposes). Consequently, the assets and liabilities of Cablevisión S.A. were recognized and measured in these consolidated financial statements at book value before the merger, while the identifiable assets and liabilities of Telecom Argentina S.A. were recognized at fair value as of the effective date of the merger (January 1, 2018). The goodwill obtained under the acquisition method was measured as the excess of the fair value of the consideration paid over the fair value of the net identifiable assets and liabilities of Telecom Argentina S.A. The retained earnings and other balances of shareholders’ equity recognized in the financial statements of the combined entity correspond to the sum of the respective balances of the individual financial statements of Telecom Argentina S.A. and Cablevisión S.A. immediately before the Merger, excluding Other Comprehensive Income and the Cost from the increase in the interest held in the companies controlled by Telecom Argentina S.A., as approved by the shareholders at the Ordinary and Extraordinary Shareholders’ Meeting of Telecom Argentina and the Extraordinary Shareholders’ Meeting of Cablevisión held on August 31, 2017. In addition, share capital of Telecom was maintained as of before the merger and then the shares of Telecom issued according to the exchange ratio were added to the Capital Stock of Telecom before the merger, and recorded the contribution surplus as mentioned in following paragraphs.

Since the Merger between Telecom and Cablevisión was a business combination carried out through an exchange of interests in equity, the consideration was determined based on the fair value of the shares of Telecom as of the effective date of the merger. The consideration amounted, restated to current currency of December 31, 2018, amounts to $194,435, was calculated based on a) the market price of the ADR of Telecom on the New York Stock Exchange (NYSE) on the last business day before the effective date of the transaction (January 1, 2018) of US$ 36.63 per ADR and b) the equivalent outstanding ADR (193,831,921) as of the effective date, translated to Argentine pesos at the exchange rate prevailing on December 29, 2017, (last market day of 2017).

Pursuant to IFRS 3, the acquired net identifiable assets were measured at fair value, which value amounted to $108,324. Of this amount, $1,958 corresponded to the non-controlling interest (valued as the proportionate share in the recognized amounts of the acquiree’s identifiable net assets), measuring the net identifiable assets under the equity method. The allocation of the purchase price of the acquired net assets attributable to controlling shareholders generated a goodwill with a value which amounts to $88,072.

The total fair value of the most important items transferred and the main adjustments to the book value as a result of the purchase price allocation are detailed below:

•

The total fair value of the item Property, plant and equipment amounts to $92,637. Of this amount, $50,504 was the fair value adjustment allocated to buildings and automobiles based on the comparative market analysis and the adjusted estimated replacement cost to reflect the deterioration due to use of the telecommunications fixed assets;

•

The total value of the item Intangible Assets measured at fair value amounts to $59,329. Of this amount, $22,046 was the fair value adjustment allocated to Licenses and corresponds to the amount paid in excess of the book value under the comparative market value method, $13,701 was the fair value adjustment allocated to customer relationship under the discounted cash flows method and $13,029 was the fair value adjustment allocated to Brands based on royalties on gross revenues.

The total value of the item Deferred income tax liabilities amounts to $24,716 mainly includes the effects of the fair value adjustments and was recognized using a rate between 25% and 30% on the temporary differences of the adjustments incorporated, taking into consideration the estimated time of reversal of each difference.

In addition, the Company will disclose the new capital stock and generate the corresponding merger contribution surplus for $127,343 which will reflect mainly the difference between the fair value of the consideration transferred and the book value of the equity of Telecom Argentina before the effective date of the Merger.

The identifiable assets and liabilities of Telecom Argentina S.A. (acquiree for accounting purposes) incorporated on the Effective Date of the Merger and the impact of the purchase price allocation recorded in the consolidated statement of income for the year ended December 31, 2018, both considering the effect of the current currency restatement (See Note 1.e), are the following:

The identifiable assets and liabilities of Telecom Argentina (acquiree for accounting purposes) incorporated on the Effective Date of the Merger and the impact of the purchase price allocation recorded in the consolidated statement of income for the year ended December 31, 2018, considering the effect of the current currency restatement (see Note 1.e), are the following:

Total consolidated
identified assets
net in current
currency
ASSETS
Cash and cash equivalents	4,180
Trade receivables	12,013
Other current assets	10,044
Total current assets	26,237
Deferred income tax assets	3
Investments	3,927
Goodwill	88,072
Property, plant and equipment	92,637
Intangible assets	59,329
Other Non-current assets	636
Total non-current assets	244,604
TOTAL ASSETS	270,841
LIABILITIES
Total current liabilities	32,470
Deferred income tax liabilities	24,716
Other non-current liabilities	17,262
Total non-current liabilities	41,978
TOTAL LIABILITIES	74,448
Capital nominal value – Outstanding shares	954
Inflation adjustment – Outstanding shares	39,559
Capital nominal value - Treasury shares	15
Inflation adjustment – Treasury shares	152
Treasury shares acquisition cost	(1,795)
Contributed Surplus	127,343
Legal reserve	1,819
Special reserve for IFRS implementation	869
Voluntary reserve for capital investments	3,300
Reserve for future investments	22,414
Other comprehensive results	—
Equity attributable to non-controlling interest	—
Retained earnings	(195)
Equity Attribuibled to Telecom Argentina	194,435
Non-controlling interest	1,958
TOTAL EQUITY	196,393
TOTAL LIABILITIES AND EQUITY	270,841

Year ended
Impact of the purchase price allocation recognized in the consolidated results	December 31, 2018
Revenues	(30)
Operating costs without depreciation and amortization	(187)
Depreciation, amortization and impairment of PP&E and Intangible assets	(11,414)
Operating loss	(11,631)
Financial results, net	35
Loss before income tax expense	(11,596)
Income tax	3,479
Net loss for the year	(8,117)
Attribuibled to controlling Company	(8,044)
Non-controlling interest	(73)

Total revenues related to the business of the acquiree company amount to $88,020 for the year ended December 31, 2018. Disclosure of the profit or loss of the acquiree since the acquisition date included in the consolidated statement of comprehensive income for the year ended December 31, 2018 is not disclosed because costs are not specifically appropriated to a type of service, considering that the Company has a single payroll and operating expenses that affect all services in general (non-specific allocation between acquirer and acquiree).

b)Acquisition of Nextel

On September 10, 2015, the Board of Directors of Cablevisión approved the assignment of the rights and obligations held by Grupo Clarín S.A. (“Grupo Clarín”) under an offer it had submitted to NII Mercosur Telecom, S.L.U. and NII Mercosur Móviles, S.L.U. (hereinafter, the “Sellers”) for the acquisition of 49% of the capital stock of NEXTEL and an option to acquire, together with its subsidiary Televisión Dirigida S.A., subject to certain conditions -among them, the regulatory approvals- 51% of the remaining capital stock. The price of the transaction was US$ 165 million (out of this amount, US$ 80 million accounts for 49% and US$ 85 million accounts for 51%) plus the right to collect an additional amount of up to US$ 13 million subject to the fulfillment of certain conditions. The offer submitted by Grupo Clarín was subject to the acceptance of the Sellers. On September 11, 2015, the Sellers accepted the offer submitted by Grupo Clarín and, on the same date, the Sellers accepted the assignment of the rights under such offer in favor of Cablevisión, offering Cablevisión the acquisition of 49 % of the capital stock of NEXTEL and the option to acquire the remaining 51%. In order to guarantee the rights and obligations under the offer, the capital stock owned by NII Mercosur Móviles, S.L.U. was pledged (subject to registration with the Public Registry of Commerce). The transaction was completed on September 14, 2015, upon payment by Cablevisión and its subsidiary of an aggregate US$ 159 million. The companies undertook to create a guarantee fund with the US$6 million balance to cover any potential liabilities of NEXTEL (this fund was set up on October 7, 2015). In addition, upon the fulfillment of certain conditions precedent, on October 1, 2015, Cablevisión paid to the Sellers the additional amount of US$12.73 million. On June 3, 2016, the assignment of 49% of the capital stock of NEXTEL in favor of Cablevisión was registered with the IGJ. Under the terms of the offer, NEXTEL would continue to be controlled and operated by the Sellers until the option to acquire the remaining 51% of the capital stock had been exercised.

As of December 31, 2015, the call option was not legally exercisable and uncertainties remained regarding the obtainment of the required regulatory authorization. As of December 31, 2015, Cablevisión did not have control over NEXTEL taking into consideration the elements provided under IFRS 10. Therefore, it did not consolidate NEXTEL as of such date. In January 2016, the regulatory framework changed and the regulatory authorization of the transaction was no longer necessary.

Subsequently, on January 27, 2016, Cablevisión and its subsidiary Televisión Dirigida S.A. decided to exercise the option to acquire the remaining 51% of the capital stock and votes of NEXTEL, and, consequently, Cablevisión became the holder of 51.4% of the capital stock and votes of NEXTEL and Televisión Dirigida S.A. became the holder of the remaining 48.6%. To such effect, on the same date, NEXTEL’s management took notice of the release of the pledge that had been set up to guarantee the rights and obligations under the offer. On July 26, 2016, the IGJ registered the assignment of the remaining 51% of the capital stock.

On June 30, 2016, Cablevisión's subsidiary Televisión Dirigida S.A. transferred to Cablevisión 392,774,929 membership interests with nominal value of peso 1 each and entitled to a vote per membership interest, representing 48.5% of the capital stock of NEXTEL. Televisión Dirigida S.A. also transferred to Pem 1,000,000 membership interests with nominal value of peso 1 each and entitled to one vote per membership interest, representing 0.1% of the capital stock. As a result of these transactions, the shareholders of NEXTEL hold the following interests: i) - Cablevisión became the holder of 809,236,480 membership interests with nominal value of $1 and entitled to one vote per membership interest, representing 99.9% of the capital stock and votes; ii) PEM S.A. became the holder of 1,000,000 membership interests with nominal value of $1 and entitled to one vote per membership interest, representing 0.1% of the capital stock and votes. Those transactions were registered with the IGJ on November 25, 2016.

On December 28, 2016, PEM S.A. transferred to Cablevisión 1,000,000 membership interests with nominal value of peso 1 each and entitled to one vote per membership interest, representing 0.1% of the capital stock and votes of NEXTEL. As a result of the assignment of the membership interests described above, Cablevisión became the holder of 810,236,480 membership interests with nominal value of $1 and entitled to one vote per membership interest, representing 100% of the capital stock and votes of NEXTEL. Said transfer was registered with the IGJ on March 27, 2017.

c)Acquisition of companies, holders of radioelectric spectrum in the 900 Mhz and 2.5 Ghz bands

In June 2016, Cablevisión, with its subsidiary NEXTEL, acquired 100% (97% owned by NEXTEL and the remaining 3% owned by Cablevisión) of the capital stock of Fibercomm S.A. and Gridley Investments S.A. both owners of 100% of the capital stock of Trixco S.A., holder of licenses for the use of the radioelectric spectrum in 900 Mh bands. NEXTEL acquired 100% of the capital stock of WX Telecommunications LLC (in accordance with the LGS, WX Telecommunications S.A.U.) and Greenmax Telecommunications LLC (in accordance with the LGS, Greenmax Telecommunications S.A.U), which are the controlling companies of Skyonline Argentina S.A., Netizen S.A., Infotel S.A. and Callbi S.A., among the most important subsidiaries. The latter render wireless telecommunications services and hold licenses for the use of the radioelectric spectrum in the 2.5 Ghz bands. The aggregate price for those transactions was US$ 138.2 million, equivalent to $3,978 in current currency as of December 31, 2018.

During the year ended December 31, 2016, Cablevisión completed the process of allocating the acquisition cost of 100% (97% to Nextel and the remaining 3% to Cablevisión) of the capital stock of Fibercomm S.A. and Gridley Investments S.A., both owners of 100% of the capital stock of Trixco S.A., and calculated goodwill from this acquisition in the amount of $1,475.9 in current currency as of December 31, 2018, included under Goodwill in the consolidated statement of financial position, taking into consideration that the valuation of the identifiable assets, liabilities and contingent liabilities at the interest percentage acquired is lower than the acquisition cost.

d)Corporate Reorganization of Cablevisión

d.1) On March 31, 2017, Cablevisión's Board of Directors approved the Pre-Merger Commitment executed among Cablevisión, Nextel, Greenmax Telecommunications S.A.U., WX Telecommunications S.A.U., Gridley Investments S.A., Trixco S.A., Fibercomm S.A., Netizen S.A, Eritown Corporation Argentina S.A., Skyonline de Argentina S.A., Infotel Argentina S.A., Nextwave Argentina S.A. and Callbi S.A., whereby, as of the merger date, Cablevisión, in its capacity as absorbing company, will continue with the operations of Nextel, Greenmax Telecommunications S.A.U., WX Telecommunications S.A.U., Gridley Investments S.A., Trixco S.A., Fibercomm S.A., Netizen S.A, Eritown Corporation Argentina S.A., Skyonline de Argentina S.A., Infotel Argentina S.A., Nextwave Argentina S.A. and Callbi S.A. (the “Absorbed Companies”) thus generating the corresponding operating, accounting and tax effects. That merger was approved by the shareholders of Cablevisión at the Extraordinary Shareholders’ Meeting held on May 17, 2017. On July 11, 2017, the public deed related to the merger was issued.

On September 18, 2017, the ENACOM authorized, under Resolution No. 2017-1734 APN ENACOM# MM, the transfer of the registrations, numbering and sign-posting resources, authorizations and frequency use permits granted to Nextel, Trixco S.A., Callbi S.A., Infotel Argentina S.A., Skyonline de Argentina S.A., Netizen S.A. and Eritown Corporation Argentina S.A. in favor of Cablevisión.

As a result of the above-mentioned corporate reorganization process, the Absorbed Companies were dissolved without liquidation and Cablevisión assumed all the activities, receivables, property and all the rights and obligations of the above-mentioned companies, existing as of the first day of October 2017, or any that may exist or arise due to previous or subsequent acts or activities.

On December 1, 2017, the CNV issued Resolution RESFC-2017-19134-APN-DIR#CNV, whereby it granted the administrative approval of the above-mentioned merger and, on February 23, 2018, the merger was registered with the IGJ under No. 3,469, Book 88 Volume of Stock Companies.

d.2) On August 16, 2016, the Board of Directors of Cablevisión approved the Pre-Merger Commitment executed between Cablevisión, Copetonas Video Cable S.A., Dorrego Televisión S.A., Fintelco S.A., Indio Rico Cable Color S.A., Primera Red Interactiva de Medios Argentinos (PRIMA) S.A. (“Prima”), Cable Video Sur S.A., Wolves Televisión S.A. and Tres Arroyos Televisora Color S.A., whereby, on the effective date of the merger -October 1, 2016- (“Effective Date of the Merger”), Cablevisión, as absorbing company, continued with the operations of Copetonas Video Cable S.A., Dorrego Televisión S.A., Fintelco S.A., Indio Rico Cable Color S.A., Prima, Cable Video Sur S.A., Wolves Televisión S.A. and Tres Arroyos Televisora Color S.A. (the “Absorbed Companies”), thus generating the corresponding operating, accounting and tax effects. As a result of the above-mentioned corporate reorganization process, the Absorbed Companies were dissolved without liquidation. That merger was approved by the shareholders of Cablevisión at the Extraordinary Shareholders’ Meeting held on September 27, 2016, and on April 20, 2017 it was registered with the Public Registry of Commerce.

In addition, at the Extraordinary Shareholders’ Meeting held on September 27, 2016, the shareholders also unanimously approved: (i) the amendment of Section Three of the Bylaws in order to conform the core business of Cablevisión to the new regulatory framework of LAD and LSCA, and (ii) the amendment of Sections Nine and Ten of the Bylaws in order to eliminate the Executive Committee. Both amendments of the Bylaws were registered with the Public Registry of Commerce.

Cablevisión made a filing with the ENACOM in order to inform that Agency of the corporate reorganization to be implemented, so that it would consequently register under the name of the absorbing company, the “Area Authorizations” required to exploit Cable Television Services corresponding to Copetonas Video Cable S.A., Dorrego Televisión S.A., Indio Rico Cable Color S.A., Cable Video Sur S.A., and Tres Arroyos Televisora Color S.A. The license for Wolves Televisión S.A. was abandoned because Cablevisión already has an Area Authorization in the jurisdiction where Wolves Televisión S.A. exploited the cable television service.

In addition, Prima and Cablevisión made a filing with the ENACOM in order to request that Agency to register the license that had been granted to Prima in favor of Cablevisión as a consequence of the corporate reorganization process. On August 25, 2017, the ENACOM authorized, through Resolution No. 2017-339 APN ENACOM# MM, the transfer of the registrations of national and international long-distance telephony services, as well as the numbering and signposting resources, frequencies and radioelectric authorizations granted to it in favor of Cablevisión.

e)Corporate Reorganization of the Shareholders of Cablevisión

At the Extraordinary Shareholders' Meetings of CV B Holding S.A., Vistone S.A. and Southtel Holdings S.A. –“The Direct Shareholders of Cablevisión”- held on September 28, 2016, the shareholders approved the Pre-Merger Commitment executed between Grupo Clarín, the Direct Shareholders of Cablevisión and Compañía Latinoamericana de Cable S.A. (“CLC”), whereby, on the Effective Date of the Merger - October 1, 2016- Grupo Clarín, as absorbing company, continued with the operations of the “Direct Shareholders of Cablevisión” and CLC, thus generating the corresponding operating, accounting and tax effects. As a result of the above-mentioned corporate reorganization process, the Direct Shareholders of Cablevisión were dissolved without liquidation and Grupo Clarín assumed all the activities, receivables, property and all the rights and obligations of the above-mentioned companies, existing on the Effective Date of the Merger, or any that may exist or arise due to previous or subsequent acts or activities.

Upon executing the corresponding Final Merger Agreement, Cablevisión notified the ENACOM of the change of shareholder structure in Cablevisión, which did not entail a change of control pursuant to Section 13 of Law No. 27,078 and, therefore, an authorization is not required.

On September 28, 2016, the shareholders of Grupo Clarín approved the merger by absorption of the Direct Shareholders of Cablevisión and CLC. In addition, at such Shareholders’ Meeting, the shareholders of Grupo Clarín S.A. approved the partial spin-off for the creation of a new company domiciled in the City of Buenos Aires under the name Cablevisión Holding S.A. The equity subject to the spin-off comprises the direct (upon the execution of the merger) and indirect equity interests of Grupo Clarín in Cablevisión and in GCSA Equity, LLC.

On April 27, 2017, both corporate reorganization processes (merger and spin-off-incorporation) were registered with the IGJ and, as from May 1, 2017, the controlling company of Cablevisión (directly and indirectly) was Cablevisión Holding S.A.

f)Corporate Reorganization of Telecom Argentina

f.1) Redemption of the shares of Sofora

In March 2017, WAI offered Sofora and, Sofora, with the consent of Fintech, its controlling shareholder, accepted an offer to redeem in two tranches all of the 140,704,640 shares issued by Sofora held by WAI pursuant to Sections 223 and 228 of the LGS. As a result of the redemption, Sofora agreed to pay to WAI an amount equal to the nominal value of the shares issued by Sofora, equivalent to $141 and issue in the name of WAI one or more dividend certificates (Class “A” “Bono de Goce”) which will serve as proof of the rights of WAI to collect dividends for a total amount of up to US$ 470 million less the amounts paid to redeem the shares of Sofora held by WAI (equivalent to US$ 8,683,596).

Subsequently, Dividend Certificates were issued in two tranches for a total of US$ 461,316,404 (the first tranche on May 23, 2017 for US$ 245,036,017, and the second tranche on June 22, 2017 for US$ 216,280,387), together with the respective agreed-upon stock redemption.

The main general terms and conditions of the dividend certificates (Class “A” “Bono de Goce”) provided that: (i) they will only grant rights to collect declared dividends at the sole discretion of Sofora for up to the maximum amount provided under the respective bond; (ii) they will be entitled to collect the amount of dividends provided for in the respective bond in preference to the other shareholders of Sofora; (iii) all the payments under those bonds shall be made with realized and liquid profits of Sofora; (iv) the maximum amount of dividends receivable under those bonds shall increase on June 1 of each year for an amount equivalent to 2% per annum applied to the outstanding balance as of May 31 of each year; (v) they may be redeemed by Sofora at any time after 36 months counted as from the date of issuance or after payment of 60% of its value at the time of issuance, whichever occurs later; and (vi) in the event Sofora is absorbed by another company that continues with the activities of Sofora, the preference under the dividend certificates (Class “A” “Bono de Goce”) will be maintained only with respect to those shares of the surviving company received by the shareholders of Sofora under the exchange ratio provided for under said merger so that this preference does not affect the other shareholders of the absorbing company, i.e., in the case of the reorganization mentioned in point f.2) of this note (the “Reorganization of Telecom Group”) the preference of the dividend certificates (Class “A” “Bono de Goce”) will only be verified with respect to Class A shares of Telecom Argentina received by Fintech and will not affect Class B shares or Class C shares of Telecom Argentina.

Taking into consideration that the Reorganization of Telecom Group, described in the following point, has entered into effect, Telecom Argentina assumed all the rights and obligations of Sofora as issuer of the Class A Exchange Bonds. Under no circumstance the rights to collect dividends under the dividend certificates (Class “A” “Bono de Goce”) shall affect the rights to collect dividends that belong to the holders of Class B Shares or Class C Shares or any other class of shares of Telecom Argentina.

The dividend certificates (Class “A” “Bono de Goce”) have been paid in full through the dividends in respect of which they were entitled to collect.

f.2) Corporate Reorganization of the Telecom Group

On March 31, 2017, each of the Boards of Directors of Sofora, Personal and Nortel and Telecom Argentina approved a pre-merger commitment, whereby Telecom Argentina would absorb Nortel, Sofora and Personal in accordance with the provisions of sections 82 and 83 of the LGS.

The General Ordinary and Extraordinary Shareholders’ Meetings of Telecom Argentina and Telecom Personal held on May 23, 2017, and the General Extraordinary Shareholders’ Meetings of Nortel and Sofora held on May 22, 2017 approved the Reorganization of Telecom Group.

In addition, at the above-mentioned General Ordinary and Extraordinary Shareholders’ Meeting of Telecom Argentina, the shareholders approved:

i.

the conversion of up to 161,039,447 Class A Shares, with nominal value of $1 and entitled to one vote per share into the same number of Class B Shares, with nominal value of $1 and entitled to one vote per share to be delivered to the holders of Preferred Class “B” Shares of Nortel, as explained in Section 4th of the related pre-merger commitment (the conversion was effective on December 15, 2017); and

ii.	the amendment of the following sections of the Bylaws:
a.	Section 4: to establish a dynamic conversion procedure for the shares representing capital stock from one Class to the other with equal political and equity rights; and
b.

Section 5: to allow the total or partial redemption of fully-paid shares in accordance with the provisions of Section 223 of LGS and allow the issuance of bonds given in exchange for redeemed shares according to the provisions of Section 228 on the mentioned Law.

i.

The elimination of Section 9 of the Bylaws, which includes limitations for transferring Class “A” Shares, which is effective since the authorization by the ENACOM of the dissolution of Nortel under the Reorganization of the Telecom Group and the distribution to holders of Nortel’s Class “B” Preferred Shares of a portion of Class “A” Shares of Telecom Argentina through its conversion to Class “B” Shares in accordance with the provisions of the corresponding pre-merger commitment.

On March 21, 2018, the amendment of the Bylaws mentioned in points ii) and iii) was registered with the IGJ.

At the Shareholders’ Meetings of Telecom Personal, Nortel and Sofora, the shareholders approved the dissolution without liquidation of the respective companies pursuant to Section 94, subsection 7 of the LGS as a consequence of its incorporation to Telecom Argentina under the Reorganization of Grupo Telecom.

The companies involved in the Reorganization requested the ENACOM the following authorizations provided under the pre-merger commitment.

a)

ENACOM authorization for releasing the shares that comprised the second redemption tranche of Sofora's common shares (owned by WAI representing 15% of Sofora's capital stock) of the allocation to the main core of shares of the investment consortium for the acquisition, in the process of privatization of ENTel, of the Sociedad Licenciataria Norte (currently Telecom Argentina) pursuant to the provisions of Decree No. 62/90 issued on January 5, 1990 and the terms of such privatization and Resolution No. 111/2003 issued by the SC on December 10, 2003.

b)

ENACOM authorization for the dissolution of Nortel as a result of the Reorganization of the Telecom Group and the distribution to the holders of Nortel’s Class “B” Preferred Shares of a portion of Telecom Argentina's Class “A” Shares through its conversion to Telecom Argentina’s Class “B” Shares pursuant to the corresponding pre-merger commitment.

c)

ENACOM authorization for the transfer to Telecom Argentina, as a result of the Reorganization of the Telecom Group, of all licenses for the provision of ICT Services and the registrations of ICT Services, together with the corresponding permissions for the use of frequencies, which were granted or awarded to Telecom Personal.

On June 16, 2017, the ENACOM Authorization referred to in a) above was granted through Resolution No. RESOL-2017-5120-APN-ENACOM # MCO.

Since the Reorganization of the Telecom Group was approved at all the General and Special shareholders’ meetings of the companies involved, and since the term for the opposition of creditors in accordance with the applicable regulations has expired, on November 13, 2017, Telecom Argentina, Nortel, Sofora, and Telecom Personal executed the final merger agreement which was filed with the Argentine regulatory authorities in accordance with the respective applicable regulations.

On November 24, 2017, the Company, Personal, Nortel and Sofora were served with Resolution No. 2017-4545-APN-ENACOM#MM, whereby the ENACOM granted the authorizations mentioned in sections b) and c) mentioned above.

The effective date of the reorganization of Telecom Group began at 00.00 hs of December 1, 2017, date on which the Chairmen of the Boards of Directors of the companies that were part of the Telecom Group signed the Minutes regarding the Transfer of Operations.

As a consequence of the reorganization and with effect as of the date thereof: (i) all the equities of Sofora, Personal and Nortel were fully transferred to Telecom Argentina at the book values of such items in the respective special-purpose unconsolidated financial statements. According to this, Telecom Argentina acquired all rights, obligations and responsibilities of any nature of Personal, Sofora and Nortel; (ii) Telecom Argentina is the surviving company of all the activities developed by Personal, Sofora and Nortel; (iii) Personal, Sofora and Nortel were dissolved without liquidation. On March 21, 2018, the Reorganization and the dissolution without liquidation of each of the absorbed companies was registered with the IGJ.

As a consequence of the Reorganization of Telecom Group:

•	A portion of the Class A Shares issued by Telecom Argentina was distributed to Fintech as the only holder of the common shares of Sofora;
•	The remaining Class A Shares issued by Telecom Argentina were converted to Class B Shares of Telecom Argentina;
•

All Class B Shares issued by Telecom Argentina held by Nortel (including Class B Shares as a result of the conversion mentioned above) were distributed to the holders of Nortel Class B Preferred Shares.

Telecom Argentina did not issue any new Class B Shares or Class A Shares in connection with the Reorganization of Telecom Group.